ACCOUNTS RECEIVABLE, NET - Schedule of the Movement in the allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Balance at beginning of the year	¥ 32,265	$ 4,678	¥ 15,770	¥ 22,894
Adoption of ASC 326			5,684
Provision for expected credit losses	323,848	46,954	121,731	44,695
Write-offs charged against the allowance	(273,286)	(39,623)	(101,202)	(44,096)
Recoveries during the period	(34,865)	(5,055)	(9,718)	(7,723)
Balance at end of the year	¥ 47,962	$ 6,954	¥ 32,265	¥ 15,770